INVESTMENTS	12 Months Ended
Jun. 30, 2025
EBP 1-4-1 Plan
EBP, Schedule of Asset Held for Investment [Line Items]
INVESTMENTS	INVESTMENTS
    The Plan’s investment in Company common stock experienced net appreciation / (depreciation) in value as follows for the years ended June 30, 2025, 2024, and 2023:

	2025 £	2024 £	2023 £
The Procter & Gamble Company
common stock:
Net (depreciation) / appreciation	(11,093,993)	1,489,489	(2,531,552)
    The realized gain on shares sold of Company common stock for the years ended June 30, 2025, 2024 and 2023, was determined using an average cost method as follows:

	2025 £	2024 £	2023 £
Proceeds on sale of shares	9,199,906	10,534,286	8,244,518
Cost	(5,882,550)	(6,573,003)	(4,880,879)
Realized gain on shares sold	3,317,355	3,961,283	3,363,639